N-2	6 Months Ended
Sep. 30, 2024 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001976685
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS/A
Entity Registrant Name	Institutional Investment Strategy Fund
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 10.8
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	510,717